NF SMALL CAP INDEX FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

SMALL CAP INDEX FUND

SUPPLEMENT DATED DECEMBER 23, 2021 TO PROSPECTUS DATED JULY 31, 2021, AS SUPPLEMENTED

Yair A. Walny is no longer a portfolio manager of the Small Cap Index Fund (the “Fund”). Shivani Shah will join Brent D. Reeder as a portfolio manager of the Fund. All references to Yair A. Walny in the Fund’s Prospectus are hereby deleted. Accordingly, the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Small Cap Index Fund – Management” on page 63 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Small Cap Index Fund. Brent D. Reeder, Senior Vice President of NTI, and Shivani Shah, Vice President of NTI have been managers of the Fund since November 2006 and December 2021, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The twelfth paragraph under the section entitled “FUND MANAGEMENT” on page 208 of the Prospectus is deleted and replaced with the following:

The managers for the Small Cap Index Fund are Brent D. Reeder, Senior Vice President of NTI and Shivani Shah, Vice President of NTI. Mr. Reeder and Ms. Shah have been managers of the Fund since November 2006 and December 2021, respectively. Ms. Shah joined NTI in 2021, where she is responsible for managing a variety of equity index portfolios. Prior to joining Northern Trust, Ms. Shah was a Portfolio Manager and Trader at The Vanguard Group managing ETFs and equity index investments. Ms. Shah began her career in 2010 and has held various investment management roles at Davis Selected Advisors, The Vanguard Group, and most recently as an independent consultant. Mr. Reeder manages various quantitative equity portfolios. Mr. Reeder is also a portfolio manager of the other Equity Index Funds.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO SCIN (12/21)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SMALL CAP INDEX FUND

SUPPLEMENT DATED DECEMBER 23, 2021 TO SAI DATED JULY 31, 2021, AS SUPPLEMENTED

Yair A. Walny is no longer a portfolio manager of the Small Cap Index Fund (the “Fund”). Shivani Shah will join Brent D. Reeder as a portfolio manager of the Fund. All references to Yair A. Walny in the Fund’s SAI are hereby deleted. Accordingly, the SAI is amended as follows:

1.	The information for the Small Cap Index Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 126 of the SAI is deleted and replaced with the following:

Fund	Portfolio Manager(s)
Small Cap Index Fund	Brent D. Reeder and Shivani Shah

2.

The following information, as of November 30, 2021, with respect to Ms. Shah is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 127 of the SAI:

The table below discloses the accounts within each type of category listed below for which Shivani Shah* was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2021.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	1	296	0	0
Other Pooled Investment Vehicles:	7	27,014	0	0
Other Accounts:	14	5,796	0	0

*	Ms. Shah became a Portfolio Manager of the Small Cap Index Fund effective December 23, 2021.

3.	The following information, as of November 30, 2021, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 140:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Shivani Shah†	Small Cap Index Fund	None

†	Ms. Shah became a Portfolio Manager of the Small Cap Index Fund effective December 23, 2021. Information is shown as of November 30, 2021.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111	NF SPT SAI SCIN (12/21)